Impairment and Reversal of Impairment - Summary of Metal Prices Assumptions Used in Impairment Assessments (Detail)	Dec. 31, 2017 $ / Pounds $ / Ounce
Gold [member] | 2017 / 2018 [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions | $ / Ounce	1,300
Gold [member] | 2019 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions | $ / Ounce	1,300
Silver [member] | 2017 / 2018 [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions | $ / Ounce	19.00
Silver [member] | 2019 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions | $ / Ounce	18.00
Copper [member] | 2017 / 2018 [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	2.75
Copper [member] | 2019 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	3.00
Zinc [member] | 2017 / 2018 [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	1.30
Zinc [member] | 2019 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	1.15
Lead [member] | 2017 / 2018 [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	1.10
Lead [member] | 2019 and Long-term [member]
Disclosure of Metal prices assumptions used in impairment assessments [Line Items]
Metal price assumptions	1.00